Plan Termination	12 Months Ended
Dec. 31, 2025
Metropolitan Commercial Bank 401(k) Plan
Description of the Plan
Plan Termination

5. Plan Termination

Although it has not expressed any intention to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event the Plan is terminated, participants would become 100% vested in their account balances and such balances shall be distributed to participants and beneficiaries based on their individual accounts in the Plan as of the termination date.